STOCK-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
SCHEDULE OF RESTRICTED STOCK AND RSU ACTIVITY

Restricted Stock and RSU activity was as follows:

	Service-Based Restricted Stock and RSUs
	Shares	Weighted average grant-date fair value
Nonvested as of January 1, 2023
Granted	—	—
Vested	—	—
Forfeited	—	—
Nonvested as of December 31, 2023	—	$—
Granted	29,329,882	3.31
Vested	(2,639,628)	0.96
Forfeited	—	—
Nonvested as of December 31, 2024	26,690,254	$3.54

	Performance-Based RSUs
	Shares	Weighted average grant-date fair value
Nonvested as of January 1, 2023	9,894,958	2.85
Granted	1,027,796	4.16
Vested	—	—
Forfeited	(22,626)	4.39
Nonvested as of December 31, 2023	10,900,128	$2.97
Granted	—	—
Vested	(9,610,540)	2.87
Forfeited	—	—
Nonvested as of December 31, 2024	1,289,578	$3.70

SCHEDULE OF STOCK-BASED COMPENSATION EXPENSE

The Company recorded stock-based compensation expense in the following expense categories in the accompanying consolidated statements of operations:

Year ended
December 31, 2024
Research and development	$27,019,781
General and administrative	13,744,355
Total	$40,764,136